CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net decrease (increase) in cash and cash equivalents	$ (2,297)	$ (12,230)	$ (30,090)
Cash and cash equivalents at beginning of the year	5,371
Cash and cash equivalents at end of the year	3,244	5,371
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net cash used in operating activities	(2,472)	(12,259)	(135,484)
Net cash provided by investing activities	2,370	9,925	33,227
Net cash provided by financing activities		2,345	101,873
Net decrease (increase) in cash and cash equivalents	(102)	11	(384)
Cash and cash equivalents at beginning of the year	137	126	510
Cash and cash equivalents at end of the year	$ 35	$ 137	$ 126